Taxation	12 Months Ended
Dec. 31, 2020
Taxation
Taxation

25. Taxation

(a) Income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China, Hong Kong, United States, United Kingdom and Germany. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

All Chinese companies are subject to enterprise income tax (“EIT”) at a uniform rate of 25%.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2008 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses when determining their assessable profits for the year (‘Super Deduction’). The additional deduction of 75% of qualified research and development expenses can only be claimed directly in the annual EIT filing and subject to the approval from the relevant tax authorities.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 8.25% profit tax on the first HKD2 million taxable income and 16.5% profit tax on the remaining taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the Year Ended December 31,
	2018	2019	2020
United States	29.84%	29.84%	29.84%
United Kingdom	19.00%	19.00%	19.00%
Germany	32.98%	32.98%	32.98%

Composition of income tax expense for the periods presented are as follows:

	For the Year Ended December 31,
	2018	2019	2020
Current income tax expense	22,044	7,888	6,368

Reconciliations of the income tax expense computed by applying the PRC statutory income tax rate of 25%to the Group’s income tax expense of the years presented are as follows:

	For the
	Year Ended December 31,
	2018	2019	2020
Loss before income tax expense	(9,616,935)	(11,287,764)	(5,297,714)
Income tax expense computed at PRC statutory income tax rate of 25%	(2,404,234)	(2,821,941)	(1,324,429)
Non-deductible expenses	96,684	58,374	47,151
Foreign tax rates differential	167,180	107,617	(81,668)
Additional 75% tax deduction for qualified research and development expenses	(216,993)	(22,630)	(36,775)
Tax exempted interest income	(10,377)	(3,093)	—
Non-taxable offshore income	—	—	(523,276)
US tax credits	(42,781)	(72,448)	(21,633)
Prior year adjustments	(1,422)	(16,259)	(4,324)
Tax benefit contributed by Non-controlling interest	—	2,285	1,241
Tax benefit not utilized	2,433,987	2,775,983	1,950,081
Income tax expense	22,044	7,888	6,368

The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(b) Deferred tax

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying business. The statutory income tax rate of 25%or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets consist of the following components:

	As of December 31,
	2018	2019	2020
Deferred tax assets
Net operating loss carry-forwards	3,777,696	6,005,461	6,831,387
Accrued and prepaid expenses	255,240	420,714	534,693
Deferred Revenue	83,877	105,840	251,778
Tax credit carry-forwards	117,801	213,773	233,326
Property, plant and equipment, net	17,467	10,584	64,191
Unrealized financing cost	41,939	29,200	40,800
Intangible assets	15,687	36,362	36,702
Allowance against receivables	—	27,196	9,027
Deferred rent	36,729	19,035	9,791
Share-based compensation	8,962	7,688	6,857
Write-downs of inventory	—	2,607	1,162
Advertising expenses in excess of deduction limit	14,234	353	507
Unrealized foreign exchange loss	55	55	(971)
Others	—	162	269
Total deferred tax assets	4,369,687	6,879,030	8,019,519
Less: Valuation allowance	(4,369,687)	(6,879,030)	(8,019,519)
Total deferred tax assets, net	—	—	—

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years. Movement of valuation allowance is as follow:

	As of December 31,
	2018	2019	2020
Valuation allowance
Balance at beginning of the year	1,878,643	4,369,687	6,879,030
Additions	2,491,044	2,509,343	1,140,489
Balance at end of the year	4,369,687	6,879,030	8,019,519

The Group has tax losses arising in Mainland China of RMB21,494,377, that will expire in one to nine years for deduction against future taxable profit.

Loss expiring in 2021	38,471
Loss expiring in 2022	57,986
Loss expiring in 2023	2,361,845
Loss expiring in 2024	3,439,013
Loss expiring in 2025	3,529,613
Loss expiring in 2026	547,984
Loss expiring in 2027	2,799,057
Loss expiring in 2028	3,386,670
Loss expiring in 2029	5,333,738
Total	21,494,377

The Group has tax losses arising in Hong Kong of RMB2,601,564 for which could be carried forward indefinitely against future taxable income.

The Group has tax losses arising in United States of RMB22,927, RMB232,098, RMB813,638 and RMB2,394,621 that will expire in sixteen, seventeen, eighteen and infinite years for deduction against future taxable income.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2020.